Investment Strategy	Jan. 26, 2026
Gotham Enhanced 500 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by generally investing in securities of issuers included in the S&P 500® Index (the “Index”). The Fund is not a passive index fund, but instead utilizes an “enhanced” strategy implemented by Gotham Asset Management, LLC, the Fund’s investment sub-adviser (“Gotham” or the “Sub-Adviser”), to invest in the securities in the Index and weight those securities based on the Sub-Adviser’s assessment of value and each security’s weight in the Index.

The Sub-Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Sub-Adviser’s proprietary analytical framework to identify companies included in the Index that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

● Researching and analyzing each company in the Index according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

● Identifying and excluding companies that do not conform to the Sub-Adviser’s valuation methodology or companies judged by the Sub-Adviser to have questionable financial reporting;

● Updating the Sub-Adviser’s analysis based on company earning releases, annual (Form 10-K), and quarterly (Form 10-Q) reports and other corporate filings; and

● Recording the Sub-Adviser’s analysis in a centralized database enabling the Sub-Adviser to compare companies and identify securities to purchase based on the Sub-Adviser’s assessment of value.

The Fund is generally rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

Gotham 1000 Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by generally investing in equity securities of 400-600 mid- to large-capitalization companies chosen from a universe of the largest 1,400 companies listed on U.S. stock exchanges measured by market capitalization. The Fund utilizes a strategy implemented by Gotham Asset Management, LLC, the Fund’s investment sub-adviser (“Gotham” or the “Sub-Adviser”), where the portfolio is weighted towards those companies priced at the largest discount to the Sub-Adviser’s assessment of value, subject to pre-specified risk and diversification constraints.

The Sub-Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Sub-Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute (compared to historical valuations) and relative (compared to other publicly-traded companies in the investment universe) basis. This approach consists of:

●	Researching and analyzing each company in the Sub-Adviser’s coverage universe (the largest 1,400 companies listed on U.S. stock exchanges measured by market capitalization) according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Sub-Adviser’s valuation methodology or companies judged by the Sub-Adviser to have questionable financial reporting (which may include concerns about potential financial misconduct);

●	Updating the Sub-Adviser’s analysis based on company earning releases, annual (Form 10-K), and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording the Sub-Adviser’s analysis in a centralized database enabling the Sub-Adviser to compare companies and identify equity securities of companies to purchase based on the Sub-Adviser’s assessment of value.

The Fund is generally rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

Gotham Short Strategies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities (i.e., swaps), primarily of companies traded on U.S. markets. The Fund’s sub-adviser, Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) seeks to maintain the Fund’s net equity exposure, which is the value of the Fund’s long positions minus its short positions, at approximately 50% net short. The Sub-Adviser expects that the Fund’s gross equity exposure, which is the value of the Fund’s long positions plus its short positions, will generally be at or below 250%. The Fund may invest in companies of any size and the Fund generally holds several hundred positions.

The Fund generally takes long positions in securities that the Sub-Adviser believes to be undervalued and short positions in securities that the Sub-Adviser believes to be overvalued, based on the Sub-Adviser’s analysis of the issuer’s financial reports and market valuation.

The Sub-Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Sub-Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Sub-Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Sub-Adviser’s valuation methodology or companies judged by the Sub-Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording the analysis in a centralized database enabling the Sub-Adviser to compare companies and identify longs and shorts based on the Sub-Adviser’s assessment of value.

Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Sub-Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Sub-Adviser’s measures of value. The Fund’s portfolio is also subject to the Sub-Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect changes resulting from earnings releases and other new information related to particular companies.

The Fund’s short sales create leverage in the Fund which may amplify changes in the Fund’s net asset value. The Fund currently obtains its short exposure, and may also gain long exposure, through the use of one or more swaps. The Fund’s gross and net exposures may deviate from their target ranges due to capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”). Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.